Debt (Details) - Schedule of Short-term and Long-term Debt ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)
Short-term debt:
Short-term bank borrowings	¥ 103,552	¥ 116,376
Long-term bank borrowings, current portion		219,121
Other short-term payable	6,545	223,208
Short-term debt	110,097	558,705	¥ 135,624	$ 19,748	$ 15,477
Long-term debt:
Long-term bank borrowings, non-current portion		175,534
Other long term payable		25,507
Long-term debt		201,041
Short-term and long-term debt	¥ 110,097	¥ 759,746